Commitments and contingent liabilities (Tables)	12 Months Ended
Mar. 31, 2014
Schedule of Aggregate Amount of Payments for Commitments Outstanding

The aggregate amount of payments for commitments outstanding at March 31, 2014, including commitments for purchase of property, plant and equipment and other assets is as follows:

Fiscal year ending March 31	Millions of yen
2015	¥775,674
2016	226,665
2017	6,531
2018	3,424
2019	1,049
Thereafter	2,342

Total	¥1,015,685